Segment Information	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Segment Information

2.  Segment Information

As outlined in note 1, the Group has three operating segments. The segments reflect the Group’s organisational structure and the nature of the financial information reported to and assessed by the Group Chief Executive and Finance Director, who are together determined to fulfil the role of Chief Operating Decision Maker (as defined in IFRS 8). No operating segments have been aggregated to form these reportable segments.
The principal factors employed in the identification of the three segments reflected in this note include:
•	the Group’s organisational structure in 2021 (during 2021 each divisional President fulfilled the role of “segment manager” as outlined in IFRS 8);

•	the nature of the reporting lines to the Chief Operating Decision Maker (as defined in IFRS 8);

•	the structure of internal reporting documentation such as management accounts and budgets; and

•	the degree of homogeneity of products and services within each of the segments from which revenue is derived
The Chief Operating Decision Maker monitors the operating results of segments separately in order to allocate resources between segments and to assess performance. Segment performance is evaluated using EBITDA (as defined)*. Given that net finance costs and income tax are managed on a centralised basis, these items are not allocated between operating segments for the purposes of the information presented to the Chief Operating Decision Maker and are accordingly omitted from the detailed segmental analysis below. There are no asymmetrical allocations to reporting segments which would require disclosure.
A. Operating segments disclosures—Consolidated Income Statement data

	Year ended 31 December
	Revenue			EBITDA (as defined)*
	2021 $m	2020 $m	2019 $m	2021 $m	2020 $m	2019 $m
Continuing operations
Americas Materials	12,407	11,273	11,626	2,588	2,405	2,194
Europe Materials	10,581	9,141	9,509	1,410	1,055	1,208
Building Products	7,993	7,173	6,997	1,352	1,170	1,076
Total Group from continuing operations	30,981	27,587	28,132	5,350	4,630	4,478

Discontinued operations
Europe Distribution	-	-	3,557	-	-	224

Total Group	30,981	27,587	31,689	5,350	4,630	4,702

Continuing operations
EBITDA (as defined)*	5,350	4,630	4,478
Depreciation, amortisation and impairment (i)	(1,765)	(2,367)	(1,685)
Group operating profit	3,585	2,263	2,793
Profit/(loss) on disposals (i i )	119	9	(189)
Finance costs less income	(311)	(389)	(365)
Other financial expense	(106)	(101)	(125)
Share of equity accounted investments’ profit/(loss) (ii i )	55	(118)	67
Profit before tax from continuing operations	3,342	1,664	2,181

	(i) Depreciation, amortisation and impairment			(ii) Profit/(loss) on disposals (note 6)			(iii) Share of equity accounted investments’ profit/(loss)
	2021 $m	2020 $m	2019 $m	2021 $m	2020 $m	2019 $m	2021 $m	2020 $m	2019 $m
Americas Materials	(800)	(774)	(771)	126	8	(2)	17	34	43
Europe Materials	(596)	(1,245)	(586)	17	(12)	(283)	21	(148)	14
Building Products	(369)	(348)	(328)	(24)	13	96	17	(4)	10
Total Group from continuing operations	(1,765)	(2,367)	(1,685)	119	9	(189)	55	(118)	67
B. Operating segments disclosures - Consolidated Balance Sheet data

	As at 31 December
	Total assets		Total liabilities
	2021 $m	2020 $m	2021 $m	2020 $m
Americas Materials	17,064	16,172	3,292	2,897
Europe Materials	12,367	12,730	4,100	3,971
Building Products	8,504	7,316	2,579	2,268
Total Group	37,935	36,218	9,971	9,136

Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Investments accounted for using the equity method	653	626
Other financial assets	12	13
Derivative financial instruments (current and non-current)	136	201
Income tax assets (current and deferred)	151	165
Cash and cash equivalents	5,783	7,721
Total assets as reported in the Consolidated Balance Sheet	44,670	44,944

Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Interest-bearing loans and borrowings (current and non-current)			10,487	12,215
Derivative financial instruments (current and non-current)			14	13
Income tax liabilities (current and deferred)			3,284	3,232
Total liabilities as reported in the Consolidated Balance Sheet			23,756	24,596
C. Operating segments disclosures - other items
Additions to
non-current
assets

	Year ended 31 December
	Property, plant and equipment (i) (note 13, 20)			Financial assets (note 15)			Total Group
	2021 $m	2020 $m	2019 $m	2021 $m	2020 $m	2019 $m	2021 $m	2020 $m	2019 $m
Continuing operations
Americas Materials	750	527	750	4	1	30	754	528	780
Europe Materials	607	384	549	-	-	1	607	384	550
Building Products	417	265	353	-	-	-	417	265	353
Total Group from continuing operations	1,774	1,176	1,652	4	1	31	1,778	1,177	1,683

Discontinued operations
Europe Distribution	-	-	-	-	-	1	-	-	1

Total Group	1,774	1,176	1,652	4	1	32	1,778	1,177	1,684

(i)	Additions to property, plant and equipment include $10 million (2020: $14 million; 2019: $96 million) relating to leased mineral reserves which fall outside the scope of IFRS 16.
D. Information about geographical areas
The
non-current
assets (as defined in IFRS 8) attributable to the country of domicile and all foreign countries of operation, for which revenue exceeds 10% of total external Group revenue, are set out below.

	As at 31 December
	Non-current assets*

	2021	2020
	$m	$m
Republic of Ireland (country of domicile)	544	603
United Kingdom	2,595	2,594
United States	17,304	15,990
Other	9,560	10,129
Total Group	30,003	29,316